Fair Value Measurements - Schedule of Significant Inputs Used to Estimate the Fair Value of the CVRs (Q2) (Details) - Level 3	Jun. 30, 2024	Dec. 31, 2023	Nov. 13, 2023
Estimated probability of success
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent value right liability, measurement input		0.95	0.95
Estimated probability of success | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent value right liability, measurement input	0.95
Estimated probability of success | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent value right liability, measurement input	1
Expected volatility of future revenues
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent value right liability, measurement input	0.22
Risk-adjusted discount rate
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent value right liability, measurement input		0.137	0.144